LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

27.  LOSS PER SHARE

Basic and diluted loss per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss	(186,736)	(181,246)	(2,680,259)	(410,766)
Net profit attributable to noncontrolling interest	(18,329)	(1,046)	(29,088)	(4,458)
Net loss attributable to the Company	(205,065)	(182,292)	(2,709,347)	(415,224)
Plus undeclared cumulative dividend on perpetual convertible preferred shares	—	—	(22,806)	(3,495)
Deemed distribution to perpetual convertible preferred shareholders	—	—	(470,643)	(72,129)
Adjusted net loss attributable to ordinary shareholders	(205,065)	(182,292)	(3,202,796)	(490,848)

Denominator:
Weighted average number of shares outstanding—basic	674,732,130	668,833,756	716,888,919	716,888,919
Weighted average number of shares outstanding—diluted	674,732,130	668,833,756	716,888,919	716,888,919
Loss per share—Basic:
Net loss	(0.30)	(0.27)	(4.47)	(0.69)
	(0.30)	(0.27)	(4.47)	(0.69)
Loss per share—Diluted:
Net loss	(0.30)	(0.27)	(4.47)	(0.69)
	(0.30)	(0.27)	(4.47)	(0.69)

In 2018, 2019 and 2020, the Company issued nil, 6,700,002 and nil ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.